Cover	May 08, 2025
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 08, 2025
Entity Registrant Name	STRATA CRITICAL MEDICAL, INC.
Entity Incorporation, State or Country Code	DE
Contained File Information, File Number	001-39046
Entity Tax Identification Number	84-1890381
Entity Address, Address Line One	31 Hudson Yards
Entity Address, Address Line One	14th Floor
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	967-1009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001779128
Amendment Flag	false
Entity Address, Address Line One	New York
Entity Address, State or Province	NY
Entity Information, Former Legal or Registered Name	Blade Air Mobility, Inc.
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SRTA
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at a price of $11.50
Trading Symbol	SRTAW
Security Exchange Name	NASDAQ